Related party transactions (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Nov. 15, 2019
Related Party Transaction [Line Items]
Financial Designation	Successor	Predecessor		Predecessor	Successor	Successor	Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor		Predecessor	Predecessor	Predecessor		Predecessor
Warrants outstanding	$ 15,600,000				$ 15,600,000														$ 15,600,000					$ 1,800,000
Warrants outstanding (in shares)	41,700,000				41,700,000	41,700,000									41,700,000				41,700,000
Financial Advisory Or Investment Banking Agreement With Broadmark Capital LLC Member
Related Party Transaction [Line Items]
Percentage of cost of lease reimbursed																			80.00%
Related Party Transaction, Percentage of commission payable																			1.00%
Related Party Transaction, Period after which tail commission is paid																			12 months
Related Party Transaction, Percentage of tail commission payable																			0.50%
Farallon Capital Management L.l.c Member
Related Party Transaction [Line Items]
Shares issued															7,174,163
Aggregate purchase price															$ 75,000,000.0
Reference Price						$ 10.45352229									$ 10.45352229
Common stock exercisable term															365 days
Warrants outstanding (in shares)						7,174,163									7,174,163
Class of Warrant or Right, Amendment Fee Price of Warrants or Rights						$ 1.60									$ 1.60
Farallon Capital Management L.l.c Member | Farallon Capital Management L.l.c Member
Related Party Transaction [Line Items]
Ownership percentage						5.00%									5.00%
Broad mark Private Reit Llc Member
Related Party Transaction [Line Items]
Equity investment						$ 0									$ 0
Private REIT's assets under management						$ 12,400,000									$ 12,400,000
Maximum | Farallon Capital Management L.l.c Member
Related Party Transaction [Line Items]
Additional shares of common stock															25,000,000.0
Minimum | Farallon Capital Management L.l.c Member
Related Party Transaction [Line Items]
Beneficial ownership percentage															9.90%

[1]	Predecessor periods are combined as disclosed in Note 1.